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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
August 15, 2011

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:     $48,459,000

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                                Form 13-F
                                                6/30/2011

                        Name of Reporting Manager: Haverford Financial Services


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- ----------- ---------- --- ---- ---------- ---------- -------- -------- --------
ABBOTT LABS               COM            002824100  1904       35917      SH       SOLE                  33157    0         2760
ACCENTURE LTD             SHS CLASS A    G1151C101  1815       31676      SH       SOLE                  28739    0         2937
AFLAC                     COM            001055102   342        6918      SH       SOLE                   6918    0
APACHE CORP               COM            037411105   833        6745      SH       SOLE                   6109    0          636
AIR PRODUCTS & CHEMICALS
 INC                      COM            009158106  1426       15867      SH       SOLE                  14669    0         1198
BECTON DICKINSON          COM            075887109  1735       20673      SH       SOLE                  19175    0         1498
CATERPILLAR INC           COM            149123101  1359       14978      SH       SOLE                  14021    0          957
CONOCOPHILLIPS            COM            20825C104  1379       20937      SH       SOLE                  19613    0         1324
CHEVRON CORPORATION       COM            166764100  1862       19014      SH       SOLE                  17457    0         1557
DU PONT E I DE NEMOURS
 CO                       COM            263534109  1863       37442      SH       SOLE                  34648    0         2794
DISNEY WALT PRODUCTIONS   COM            254687106  2165       57921      SH       SOLE                  53396    0         4525
EATON CORP                COM            278058102  1252       22932      SH       SOLE                  21154    0         1778
GLAXO-SMITH KLEIN         COM            37733W105     6         149      SH       SOLE                      0    0          149
HEWLETT PACKARD CO        COM            428236103  1111       27503      SH       SOLE                  25499    0         2004
INTERNATIONAL BUSINESS
 MACHINES                 COM            459200101  2033       12227      SH       SOLE                  11213    0         1014
INTEL CORP                COM            458140100  1180       54073      SH       SOLE                  50003    0         4070
ILLINOIS TOOL WORKS       COM            452308109     6         101      SH       SOLE                      0    0          101
JOHNSON CONTROLS          COM            478366107  1414       33921      SH       SOLE                  30555    0         3366
JOHNSON & JOHNSON         COM            478160104  1486       22599      SH       SOLE                  20826    0         1773
J.P. MORGAN CHASE & CO    COM            46625H100  1306       31900      SH       SOLE                  28866    0         3034
COCA-COLA CO              COM            191216100  1004       15632      SH       SOLE                  14466    0         1166
LEAR CORP                 COM            521865105     0         102      SH       SOLE                      0    0          102
MCDONALDS CORP            COM            580135101  1742       21785      SH       SOLE                  20135    0         1650
METLIFE INC               COM            59156R108   735       16760      SH       SOLE                  15222    0         1538
MERCK & CO                COM            58933Y105     7         212      SH       SOLE                      0    0          212
MICROSOFT CORP            COM            594918104  1592       59357      SH       SOLE                  55462    0         3895
NOVARTIS AG - ADR         SPON ADR B     66987V109  1586       26315      SH       SOLE                  24131    0         2184
NYSE EURONEXT             COM            629491101  1123       35886      SH       SOLE                  33659    0         2227
PEPSICO INC               COM            713448108  1679       24455      SH       SOLE                  22577    0         1878
PROCTER & GAMBLE          COM            742718109  1376       21653      SH       SOLE                  20104    0         1549
QUALCOMM INC              COM            747525103   801       14082      SH       SOLE                  12754    0         1328
TEVA PHARMACEUTICAL INDS
 LTDADR                   ADR            881624209   836       17327      SH       SOLE                  15589    0         1738
UNION PACIFIC CORP        COM            907818108  1149       12510      SH       SOLE                  11691    0          819
UNITED PARCEL SERVICE
 INC                      COM            911312106     8         112      SH       SOLE                      0    0          112
UNITED TECHNOLOGIES CORP  COM            913017109  2050       24833      SH       SOLE                  23285    0         1548
WELLS FARGO CO            COM            949746101  1801       64379      SH       SOLE                  59005    0         5374
WHIRLPOOL                 COM            963320106   683        8393      SH       SOLE                   7575    0          818
WASTE MANAGEMENT INC      COM            94106L109     8         206      SH       SOLE                      0    0          206
WAL-MART STORES           COM            931142103  1309       24531      SH       SOLE                  22681    0         1850
EXXON MOBIL CORP          COM            30231G102  2490       31775      SH       SOLE                  29280    0         2495

                                                   48459


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